RELATED PARTY TRANSACTIONS - Schedule of Related Party Transactions (Details) - USD ($)		1 Months Ended	3 Months Ended	4 Months Ended	9 Months Ended
	Jul. 08, 2024	Sep. 30, 2023	Sep. 30, 2024	Dec. 31, 2023	Sep. 30, 2024
Related Party Transaction [Line Items]
Incentive fees earned		$ 0	$ 0		$ 0
General and administrative expenses reimbursable to Manager		0	572,249	$ 120	593,817
Total		0	915,108		915,108
Related Party
Related Party Transaction [Line Items]
Base management fees	$ 0	0	422,238		422,238
Incentive fees earned	$ 0	0	0		0
General and administrative expenses reimbursable to Manager		$ 0	$ 492,870		$ 492,870